091-05574 f

January 20, 2009

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0504 |
| Expires: | July 31, 2004 |
| Estimated average burden hours per response | 2.00 |

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

09051416

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**NASDAQ OMX BX, Inc. (traded pursuant to unlisted trading privileges)**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Open End Management Investment Company**
3. Class of New Derivative Securities Product:
**Index Fund Shares**
4. Name of Underlying Instrument:
**S&P/Citigroup BMI World Ex-U.S. Property Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Narrow-based**
6. Ticker Symbol(s) of New Derivative Securities Product:
**WPS**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**Listed on: NYSE Alternext, Xetra, NASDAQ, ASX, Euronext Amsterdam, Euronext Brussels, Euronext Paris, Helsinki, Hong Kong, Italy Continuous, Oslo, OMX, Osaka, Singapore, SWX, Tokyo, Toronto, Vienna, NYSE**
8. Settlement Methodology of New Derivative Securities Product:
**Regular way trades settle on T + 3 (cash settled)**
9. Position Limits of New Derivative Securities Product (if applicable):
**N/A**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Joan C. Conley**

Title:
**Secretary**

Telephone Number:
**+1 301 978-8735**

Manual Signature of Official Responsible for Form:

Date: **January 20, 2009**

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | **19b-4** |
| **Rule** | **19b-4(e)** |
| **Public Availability:** | JAN 22 2009 |